American Century Investments®
Quarterly Portfolio Holdings
Avantis® U.S. Large Cap Value ETF (AVLV)
May 31, 2022

Avantis® U.S. Large Cap Value ETF - Schedule of Investments
MAY 31, 2022 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
COMMON STOCKS — 99.7%
Air Freight and Logistics — 2.1%
FedEx Corp.	9,412	2,113,747
United Parcel Service, Inc., Class B	27,373	4,988,729
		7,102,476
Auto Components — 0.1%
Autoliv, Inc.	1,198	95,936
Gentex Corp.	15	466
Goodyear Tire & Rubber Co. (The)(1)	11,898	153,722
		250,124
Automobiles — 0.3%
General Motors Co.(1)	19,469	753,061
Harley-Davidson, Inc.	9,713	341,703
		1,094,764
Banks — 4.1%
Citigroup, Inc.	27,918	1,491,100
Comerica, Inc.	29	2,413
First Horizon Corp.	7,469	170,517
JPMorgan Chase & Co.	40,019	5,291,712
KeyCorp	42,612	850,536
PacWest Bancorp	5,670	179,059
Popular, Inc.	6,486	529,971
Regions Financial Corp.	29,124	643,349
Synovus Financial Corp.	17,008	725,391
Wells Fargo & Co.	80,226	3,671,944
Zions Bancorp N.A.	9,768	557,167
		14,113,159
Beverages†
National Beverage Corp.	107	5,311
Biotechnology — 4.1%
Biogen, Inc.(1)	775	155,000
Gilead Sciences, Inc.	62,161	4,031,141
Halozyme Therapeutics, Inc.(1)	11,332	521,045
Moderna, Inc.(1)	18,692	2,716,508
Regeneron Pharmaceuticals, Inc.(1)	5,317	3,534,423
United Therapeutics Corp.(1)	1,680	386,971
Vertex Pharmaceuticals, Inc.(1)	10,417	2,798,527
		14,143,615
Building Products — 0.3%
Owens Corning	11,647	1,113,220
Capital Markets — 5.5%
Ameriprise Financial, Inc.	6,998	1,933,337
Apollo Global Management, Inc.	24,026	1,384,859
Blackstone, Inc.	31,045	3,656,790
Carlyle Group, Inc. (The)	27,943	1,076,644
Goldman Sachs Group, Inc. (The)	13,981	4,569,690
Houlihan Lokey, Inc.	9,635	828,032
Janus Henderson Group PLC	4,050	113,845
Morgan Stanley	23,562	2,029,631
Raymond James Financial, Inc.	5,240	516,088

SEI Investments Co.	8,651	505,478
Stifel Financial Corp.	7,460	478,708
T. Rowe Price Group, Inc.	15,557	1,977,139
		19,070,241
Chemicals — 3.7%
Celanese Corp.	6,266	980,754
CF Industries Holdings, Inc.	13,663	1,349,495
Chemours Co. (The)	8,601	370,617
Dow, Inc.	41,228	2,802,679
FMC Corp.	4,759	583,358
Huntsman Corp.	13,456	487,780
LyondellBasell Industries NV, Class A	17,515	2,001,089
Mosaic Co. (The)	37,172	2,328,826
Olin Corp.	19,761	1,300,076
Westlake Corp.	4,034	532,932
		12,737,606
Consumer Finance — 2.8%
Ally Financial, Inc.	33,225	1,463,229
Capital One Financial Corp.	22,067	2,821,487
Credit Acceptance Corp.(1)(2)	934	556,019
Discover Financial Services	21,004	2,383,744
OneMain Holdings, Inc.	14,419	635,301
Synchrony Financial	47,399	1,755,659
		9,615,439
Containers and Packaging — 0.4%
Packaging Corp. of America	8,771	1,379,503
Diversified Financial Services — 0.8%
Equitable Holdings, Inc.	48,487	1,474,490
Jefferies Financial Group, Inc.	2,963	97,838
Voya Financial, Inc.	15,901	1,090,968
		2,663,296
Diversified Telecommunication Services — 1.8%
Verizon Communications, Inc.	122,743	6,295,489
Electronic Equipment, Instruments and Components — 1.1%
Corning, Inc.	54,726	1,960,285
Flex Ltd.(1)	43,263	738,500
Jabil, Inc.	18,345	1,128,584
		3,827,369
Energy Equipment and Services — 0.1%
Halliburton Co.	11,941	483,611
Food and Staples Retailing — 4.1%
Albertsons Cos., Inc., Class A	13,512	412,792
Casey's General Stores, Inc.	4,139	867,286
Costco Wholesale Corp.	9,076	4,231,413
Kroger Co. (The)	53,224	2,819,275
Walmart, Inc.	44,329	5,702,039
		14,032,805
Food Products — 0.4%
Darling Ingredients, Inc.(1)	8,359	669,305
Pilgrim's Pride Corp.(1)	16,506	549,980
		1,219,285
Health Care Equipment and Supplies — 0.5%
Hologic, Inc.(1)	21,499	1,618,230
QuidelOrtho Corp.(1)	1,847	175,520
		1,793,750

Health Care Providers and Services — 1.1%
Centene Corp.(1)	21,482	1,749,494
Laboratory Corp. of America Holdings	725	178,872
Molina Healthcare, Inc.(1)	5,944	1,725,068
		3,653,434
Health Care Technology — 0.1%
Cerner Corp.	1,815	172,153
Hotels, Restaurants and Leisure — 0.4%
Boyd Gaming Corp.	10,513	617,849
Texas Roadhouse, Inc.	7,921	617,600
		1,235,449
Household Durables — 0.7%
NVR, Inc.(1)	128	569,679
PulteGroup, Inc.	9,427	426,666
Toll Brothers, Inc.	5,448	274,961
Whirlpool Corp.	6,427	1,184,111
		2,455,417
Independent Power and Renewable Electricity Producers — 0.3%
Clearway Energy, Inc., Class A	4,722	153,748
Clearway Energy, Inc., Class C	8,207	287,655
Vistra Corp.	18,510	488,109
		929,512
Insurance — 4.1%
Allstate Corp. (The)	17,462	2,386,881
American Financial Group, Inc.	4,410	623,133
American International Group, Inc.	13,881	814,537
Cincinnati Financial Corp.	132	16,877
Fidelity National Financial, Inc.	30,169	1,276,149
First American Financial Corp.	12,698	769,372
Globe Life, Inc.	4,424	431,650
Hanover Insurance Group, Inc. (The)	2,542	372,657
Hartford Financial Services Group, Inc. (The)	31,029	2,249,913
Old Republic International Corp.	23,406	559,871
Primerica, Inc.	5,792	729,792
RenaissanceRe Holdings Ltd.	1,926	295,679
Selective Insurance Group, Inc.	5,526	438,212
Travelers Cos., Inc. (The)	17,521	3,136,960
		14,101,683
Interactive Media and Services — 1.9%
Meta Platforms, Inc., Class A(1)	33,305	6,449,180
IT Services — 0.6%
Automatic Data Processing, Inc.	1,241	276,669
DXC Technology Co.(1)	27,288	961,083
Jack Henry & Associates, Inc.	869	163,476
Visa, Inc., Class A	3,600	763,812
		2,165,040
Leisure Products†
Brunswick Corp.	1,836	138,122
Machinery — 2.1%
AGCO Corp.	333	42,667
Caterpillar, Inc.	11,838	2,555,232
Cummins, Inc.	1,177	246,134
Deere & Co.	10,032	3,589,249
Donaldson Co., Inc.	190	9,933
Lincoln Electric Holdings, Inc.	4,917	667,827

Snap-on, Inc.	264	58,577
Toro Co. (The)	340	28,047
		7,197,666
Media — 0.1%
DISH Network Corp., Class A(1)	16,643	379,960
Metals and Mining — 3.1%
Alcoa Corp.	7,768	479,441
Cleveland-Cliffs, Inc.(1)	35,217	816,330
Commercial Metals Co.	3,252	129,202
Freeport-McMoRan, Inc.	91,151	3,562,181
Newmont Corp.	1,413	95,872
Nucor Corp.	22,239	2,945,778
Reliance Steel & Aluminum Co.	66	12,830
Steel Dynamics, Inc.	21,480	1,833,962
United States Steel Corp.	35,250	883,718
		10,759,314
Multiline Retail — 1.7%
Dollar Tree, Inc.(1)	184	29,501
Kohl's Corp.	19,828	799,465
Macy's, Inc.	49,809	1,177,983
Target Corp.	24,512	3,968,002
		5,974,951
Oil, Gas and Consumable Fuels — 18.8%
Antero Resources Corp.(1)	22,414	961,112
Chevron Corp.	59,587	10,407,465
ConocoPhillips	64,482	7,245,198
Continental Resources, Inc.	8,893	605,346
Coterra Energy, Inc.	52,120	1,789,280
Devon Energy Corp.	67,936	5,088,406
Diamondback Energy, Inc.	16,464	2,502,857
EOG Resources, Inc.	37,375	5,118,880
EQT Corp.	16,633	793,727
Exxon Mobil Corp.	121,309	11,645,664
Hess Corp.	18,031	2,219,075
Marathon Oil Corp.	77,923	2,449,120
Marathon Petroleum Corp.	26,861	2,734,181
Murphy Oil Corp.	20,033	849,800
Occidental Petroleum Corp.	50,947	3,531,137
ONEOK, Inc.	40,072	2,638,741
Ovintiv, Inc.	16,520	924,955
Phillips 66	21,112	2,128,301
Range Resources Corp.(1)	25,644	870,614
Texas Pacific Land Corp.	275	430,647
		64,934,506
Paper and Forest Products — 0.3%
Louisiana-Pacific Corp.	14,148	977,061
Pharmaceuticals — 7.8%
Bristol-Myers Squibb Co.	34,304	2,588,237
Johnson & Johnson	51,825	9,304,142
Merck & Co., Inc.	73,920	6,802,858
Pfizer, Inc.	154,886	8,215,153
		26,910,390
Professional Services — 0.6%
Robert Half International, Inc.	14,414	1,299,422

TriNet Group, Inc.(1)	7,959	625,100
		1,924,522
Road and Rail — 4.2%
AMERCO	1,129	553,187
CSX Corp.	103,749	3,298,181
J.B. Hunt Transport Services, Inc.	8,787	1,516,460
Norfolk Southern Corp.	6,148	1,473,430
Old Dominion Freight Line, Inc.	3,680	950,323
Saia, Inc.(1)	3,372	666,274
Union Pacific Corp.	27,384	6,018,456
WillScot Mobile Mini Holdings Corp.(1)	233	8,325
		14,484,636
Semiconductors and Semiconductor Equipment — 7.4%
Amkor Technology, Inc.	14,366	293,641
Applied Materials, Inc.	32,322	3,791,047
Intel Corp.	104,661	4,649,042
KLA Corp.	6,196	2,260,611
Lam Research Corp.	6,643	3,454,559
Micron Technology, Inc.	26,912	1,987,182
ON Semiconductor Corp.(1)	4,189	254,188
QUALCOMM, Inc.	3,735	534,927
Skyworks Solutions, Inc.	4,579	498,516
Teradyne, Inc.	14,875	1,625,242
Texas Instruments, Inc.	35,080	6,200,741
		25,549,696
Software — 1.3%
Aspen Technology, Inc.(1)	41	7,933
Fortinet, Inc.(1)	3,775	1,110,378
Microsoft Corp.	12,842	3,491,355
		4,609,666
Specialty Retail — 5.1%
Advance Auto Parts, Inc.	6,915	1,312,882
AutoNation, Inc.(1)	7,683	918,580
Best Buy Co., Inc.	19,769	1,622,244
Burlington Stores, Inc.(1)	4,387	738,332
Dick's Sporting Goods, Inc.(2)	9,879	802,471
Gap, Inc. (The)	17,382	191,723
Penske Automotive Group, Inc.	5,030	579,154
RH(1)	1,758	509,961
Ross Stores, Inc.	22,022	1,872,310
TJX Cos., Inc. (The)	58,732	3,733,593
Tractor Supply Co.	11,296	2,116,419
Ulta Beauty, Inc.(1)	5,081	2,149,771
Williams-Sonoma, Inc.	9,229	1,180,574
		17,728,014
Technology Hardware, Storage and Peripherals — 2.5%
Apple, Inc.	56,885	8,466,763
Textiles, Apparel and Luxury Goods — 2.0%
Capri Holdings Ltd.(1)	19,803	965,198
Columbia Sportswear Co.	1,517	117,992
Crocs, Inc.(1)	4,067	226,776
Deckers Outdoor Corp.(1)	134	35,987
Levi Strauss & Co., Class A	17,810	323,430
lululemon athletica, Inc.(1)	2,386	698,358
NIKE, Inc., Class B	26,673	3,170,086

Ralph Lauren Corp.	1,801	182,063
Tapestry, Inc.	33,343	1,150,334
Under Armour, Inc., Class A(1)	6,892	72,918
Under Armour, Inc., Class C(1)	7,799	75,650
		7,018,792
Trading Companies and Distributors — 0.6%
Fastenal Co.	1,326	71,021
W.W. Grainger, Inc.	3,875	1,887,396
		1,958,417
Wireless Telecommunication Services — 0.7%
T-Mobile US, Inc.(1)	19,264	2,567,699
TOTAL COMMON STOCKS (Cost $341,411,043)		343,683,106
SHORT-TERM INVESTMENTS — 0.1%
Money Market Funds — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class	146,157	146,157
State Street Navigator Securities Lending Government Money Market Portfolio(3)	47,167	47,167
		193,324
TOTAL SHORT-TERM INVESTMENTS (Cost $193,324)		193,324
TOTAL INVESTMENT SECURITIES — 99.8% (Cost $341,604,367)		343,876,430
OTHER ASSETS AND LIABILITIES — 0.2%		622,256
TOTAL NET ASSETS — 100.0%		$344,498,686

NOTES TO SCHEDULE OF INVESTMENTS
†Category is less than 0.05% of total net assets.
(1)Non-income producing.
(2)Security, or a portion thereof, is on loan. At the period end, the aggregate value of securities on loan was $927,633. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(3)Investment of cash collateral from securities on loan. At the period end, the aggregate value of the collateral held by the fund was $973,019, which includes securities collateral of $925,852.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price.

Open-end management investment companies are valued at the reported NAV per share.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. The fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund’s investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.